Note 3 - Going Concern and Management's Plans (Details Textual) - USD ($) $ in Thousands, shares in Millions		1 Months Ended		2 Months Ended		3 Months Ended						4 Months Ended	9 Months Ended		12 Months Ended
	Apr. 24, 2023	Oct. 31, 2024	Jul. 31, 2024	Nov. 21, 2024	Nov. 18, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) Attributable to Parent						$ (2,749)	$ (12,024)	$ 10,219	$ (4,425)	$ (6,601)	$ (4,111)		$ (4,554)	$ (15,137)	$ (20,291)	$ (39,208)
Fair Value Adjustment of Warrants						(2,166)			(0)				(2,166)	(0)
In-process Research and Development Costs													7,419	0
Gain (Loss) on Extinguishment of Debt						71			0				14,591	0
Goodwill, Impairment Loss						0			$ 0	$ 2,600	$ 500		0	3,058	3,058	12,624
Retained Earnings (Accumulated Deficit)						(848,806)						$ (848,806)	(848,806)		(844,823)	(824,532)
Proceeds from Issuance or Sale of Equity	$ 10,800
Proceeds from Issuance of Common Stock													1,367	0	755	4,253
Cash and Cash Equivalents, at Carrying Value						2,300						2,300	2,300		4,319	6,172
Liabilities, Current						14,426						14,426	14,426		$ 3,996	$ 2,457
Warrants and Rights Outstanding						$ 8,600						$ 8,600	8,600
ELOC Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)						1.4						1.4
Proceeds from Issuance of Common Stock, Net						$ 3,100
Proceeds from Issuance or Sale of Equity						500							4,371	$ 0
Proceeds from Issuance of Common Stock												$ 4,400
Shares Issued Value Included in Prepaid Expense						700						700	700
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)				4.3	4.3
Proceeds from Issuance or Sale of Equity					$ 2,400
Proceeds from Issuance or Sale of Equity, Net		$ 3,100
Two Private Placements [Member]
Gain (Loss) on Extinguishment of Debt			$ 9,500
Proceeds from Issuance or Sale of Equity			13,900
Proceeds from Issuance of Common Stock			4,400
Proceeds from Issuance or Sale of Equity, Net			$ 2,300
June 2024 Equity Line of Credit [Member]
Agreement, Maximum Equity Value to be Issued						$ 35,000						$ 35,000	35,000
Stock Issued During Period, Shares, New Issues (in shares)						1.4
Proceeds from Issuance of Common Stock						$ 4,400
Varian Asset Acquisition [Member]
In-process Research and Development Costs													$ 7,500